Accounts Receivable, net	12 Months Ended
Mar. 31, 2026
Receivables [Abstract]
Accounts Receivable, net

3. Accounts Receivable, net

Accounts receivable, net consisted of the following as of March 31:

	As of March 31,
	2026	2025
	USD	USD

Accounts receivable	2,663,022	4,569,173
Less: allowance for credit loss	(1,828,439)	(346,191)
Accounts receivable, net	834,583	4,222,982

The movement of allowance for credit loss accounts are as follows:

	As of March 31,
	2026	2025
	USD	USD

Balance at beginning of the year	346,191	62,776
Addition during the year	1,482,248	283,415
Balance at end of the year	1,828,439	346,191

As of March 31, 2026 and 2025, all accounts receivable, net was secured for granting general banking and private facilities. As of March 31, 2026 and 2025, USD439,659 and nil were past due for more than 90 days.